CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Assets:
Cash and due from banks	¥ 2,046,324	¥ 2,241,929
Interest-bearing deposits in other banks	72,066,719	65,750,366
Call loans and funds sold	1,392,098	1,647,472
Receivables under resale agreements	20,534,728	11,695,014
Receivables under securities borrowing transactions	2,351,784	1,891,576
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,355,733 million in 2023 and ¥11,722,063 million in 2024)	36,759,812	29,641,038
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥2,466,444 million in 2023 and ¥2,692,031 million in 2024), net of allowance	17,713,335	23,233,769
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,594,501 million in 2023 and ¥3,767,997 million in 2024)	4,047,547	2,050,107
Equity securities	5,152,893	3,691,870
Other investments	884,496	667,201
Loans (Notes 4 and 5)	98,444,745	94,175,757
Allowance for credit losses on loans	(750,071)	(700,959)
Loans, net of allowance	97,694,674	93,474,798
Premises and equipment—net (Note 6)	1,714,485	1,653,888
Due from customers on acceptances	437,529	405,742
Accrued income	691,529	510,791
Goodwill (Note 7)	164,458	92,928
Intangible assets (Note 7)	44,984	44,681
Deferred tax assets	195,606	386,592
Other assets (Note 12)	8,280,151	9,700,960
Total assets	272,173,152	248,780,722
Liabilities and equity:
Noninterest-bearing deposits	33,554,817	33,136,655
Interest-bearing deposits	95,039,351	92,625,324
Noninterest-bearing deposits	3,359,545	3,042,821
Interest-bearing deposits	40,408,034	36,130,825
Due to trust accounts	245,611	749,382
Call money and funds purchased	1,660,682	1,814,874
Payables under repurchase agreements (Note 28)	38,104,868	25,737,154
Payables under securities lending transactions (Note 28)	1,350,435	886,391
Other short-term borrowings (including liabilities accounted for at fair value of ¥153,044 million in 2024) (Notes 11 and 26)	3,644,912	3,397,329
Trading account liabilities	20,621,160	19,362,943
Bank acceptances outstanding	437,529	405,742
Income taxes payable	87,994	88,277
Deferred tax liabilities	31,685	25,424
Accrued expenses	649,010	442,729
Long-term debt (including liabilities accounted for at fair value of ¥2,680,164 million in 2023, and ¥2,876,287 million in 2024) (Notes 11 and 26)	16,277,331	14,893,023
Other liabilities (Note 12)	6,268,999	6,316,695
Total liabilities	261,741,965	239,055,588
Commitments and contingencies (Note 22)
MHFG shareholders' equity:
Common stock (Note 14)—no par value, authorized 4,800,000,000 shares, and issued 2,539,249,894 shares at March 31, 2023 and 2024	5,833,660	5,832,729
Retained earnings	3,120,236	2,442,153
Accumulated other comprehensive income (loss), net of tax (Note 16)	984,578	649,395
Less: Treasury stock, at cost—Common stock 5,027,306 shares at March 31, 2023, and 4,739,805 shares at March 31, 2024	(9,403)	(8,786)
Total MHFG shareholders' equity	9,929,071	8,915,491
Noncontrolling interests	502,116	809,643
Total equity	10,431,187	9,725,134
Total liabilities and equity	272,173,152	248,780,722
Consolidated VIEs
Assets:
Cash and due from banks	6,989	1,941
Interest-bearing deposits in other banks	139,150	155,551
Call loans and funds sold	132,212	260,997
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,355,733 million in 2023 and ¥11,722,063 million in 2024)	2,450,810	2,614,888
Investments (Note 3):
Investments	241,303	233,348
Loans, net of allowance	9,136,505	8,381,183
Other assets (Note 12)	524,395	505,636
Total assets	12,631,365	12,153,544
Liabilities and equity:
Payables under securities lending transactions (Note 28)	44,013	128,548
Other short-term borrowings (including liabilities accounted for at fair value of ¥153,044 million in 2024) (Notes 11 and 26)	247,180	187,852
Trading account liabilities	37,147	64,708
Long-term debt (including liabilities accounted for at fair value of ¥2,680,164 million in 2023, and ¥2,876,287 million in 2024) (Notes 11 and 26)	1,465,149	1,164,719
Other liabilities (Note 12)	1,069,472	1,057,384
Total liabilities	¥ 2,862,962	¥ 2,603,211